UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5639

Pacholder High Yield Fund, Inc

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Ste. 555, Cincinnati, OH 45236

(Address of principal executive offices) (Zip code)

Gary J. Madich

8044 Montgomery Road, Ste. 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1.	Schedule of Investments.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2006 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CORPORATE DEBT SECURITIES — 141.6%
AEROSPACE — 5.2%
American Airlines, Inc., Private Placement, Notes, 3.363%, 10/18/09[9]	$989	$860,726	0.7%
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	643	578,364	0.5
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	1,300	1,277,250	1.0
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21	1,931	2,037,161	1.7
DRS Technologies, Inc., Sr Nt, 6.625%, 2/1/16	500	491,250	0.4
Northwest Airlines Corp., Co Guar, 10%, 2/1/09[6]	1,200	645,000	0.5
Wyle Laboratories, Inc., 1st Lien Bank Debt, 8.22%, 2/4/11	474	479,043	0.4

		6,368,794	5.2
CHEMICALS — 3.0%
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	119	128,818	0.1
Lyondell Chemical Co., Sr Nt, 8%, 9/15/14	1,000	1,012,500	0.8
OM Group, Sr Sub Nt, 9.25%, 12/15/11	1,000	1,040,000	0.8
Tronox Worldwide/Finance, Sr Nt, 9.5%, 12/1/12	1,500	1,539,375	1.3

		3,720,693	3.0
CONSUMER PRODUCTS — 5.6%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	1,835	1,789,125	1.5
Fedders NA, Sr Nt, 9.875%, 3/1/14	1,500	1,020,000	0.8
General Nutrition Center, Sr Sub Nt, 8.5%, 12/1/10	875	848,750	0.7
General Nutrition Center, Sr Nt, 8.625, 1/15/11	250	255,625	0.2
Gregg Appliances, Inc., Sr Nt, 9%, 2/1/13	2,050	1,870,625	1.5
K2 Corp., Sr Nt, 7.375%, 7/1/14	500	486,875	0.4
Rayovac Corp., Sr Sub Nt, 8.5%, 10/1/13[6]	750	648,750	0.5
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4,9]	1,000	100	0.0

		6,919,850	5.6

Description	Par (000)	Value	Percent of Net Assets*

ENERGY — 4.4%
Chart Industries, Inc., Sr Sub Nt, 9.125%, 10/15/15[2]	$1,400	$1,449,000	1.2%
El Paso Corp., Sr Nt, 7.875%, 6/15/12	750	778,125	0.6
El Paso Performance-Linked Trust, Sr Nt, 7.75%, 7/15/11[2]	500	513,750	0.4
Hanover Compressor, Sr Nt, 7.5%, 4/15/13	500	500,000	0.4
Range Resources Corp., Sr Sub Nt, 7.5%, 5/15/16	350	351,750	0.3
Secunda Int’l, Ltd., FRN, Sec’d, 13.507%, 9/1/12	1,500	1,567,500	1.3
Verasun Energy Corp., Sr Unsec’d Nt, 9.875%, 12/15/12	250	261,250	0.2

		5,421,375	4.4
FINANCE — 4.3%
Ace Cash Express, Inc., Sr Nt, 10.25%, 10/1/14[2]	200	202,500	0.2
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	1,410	1,445,250	1.2
Fairfax Financial, Nt, Add-on 7.75%, 4/26/12[6]	1,650	1,534,500	1.3
Swett & Crawford, 1st Lien Bank Debt, 8.248%, 11/16/11	498	499,988	0.4
Swett & Crawford, 2nd Lien Bank Debt, 12.248%, 11/16/12	500	501,875	0.4
Thornburg Mortgage, Sr Nt, 8%, 5/15/13	1,000	985,000	0.8

		5,169,113	4.3
FOOD & TOBACCO — 13.7%
Alliance One, Nt, 11%, 5/15/12	2,400	2,448,000	2.0
Alliance One, Nt, 12.75%, 11/15/12	150	152,250	0.1
Chiquita Brands Int’l, Inc., Sr Nt, 8.875%, 12/1/15[6]	2,249	2,074,702	1.7
Constellation Brands, Sr Nt, 7.25%, 9/1/16	250	252,813	0.2
Cosan SA Industria, Sr Nt, 9%, 11/1/09[2]	300	317,250	0.3
Dean Foods Co., Sr Nt, 7%, 6/1/16	125	125,000	0.1
EPL Finance Corp., Sr Nt, 11.75%, 11/15/13[2]	750	832,500	0.7
Eurofresh, Inc., Nt, 11.5%, 11/15/13[2]	1,500	1,462,500	1.2

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2006 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD & TOBACCO — (continued)
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12[8,9]	$1,250	$1,275,000	1.0%
National Beef Packaging, Sr Nt, 10.5%, 8/1/11	2,006	2,091,255	1.7
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,975	1,994,750	1.6
Reynolds American, Inc., Nt, 7.625%, 6/1/16[2]	500	518,654	0.4
Sbarro, Inc., Sr Nt, 11%, 9/15/09	1,500	1,526,250	1.3
Southern States Coop, Inc., Sr Nt, 10.5%, 10/15/10[2]	750	785,625	0.7
Swift and Co., Sr Nt, 10.125%, 10/1/09	250	254,375	0.2
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	530	539,275	0.4
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,4,9]	907	79,345	0.1

		16,729,544	13.7
FOREST PRODUCTS & CONTAINERS — 13.5%
Abitibi-Consolidated Inc., Sr Nt, 8.375%, 4/1/15[6]	1,500	1,365,000	1.1
Ainsworth Lumber, Sr Nt, 6.75%, 3/15/14	500	350,000	0.3
Appleton Papers, Sr Sub Nt, 9.75%, 6/15/14	1,000	987,500	0.8
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,000	1,000,000	0.8
Cascades, Inc., Sr Nt, 7.25%, 2/15/13	1,500	1,462,500	1.2
Constar International, FRN, Nt, 8.78%, 2/15/12	750	738,750	0.6
Constar International, Sr Sub Nt, 11%, 12/1/12[6]	1,725	1,500,750	1.2
Domtar, Inc., Nt, 7.875%, 10/15/11	2,000	1,990,000	1.6
Graphic Packaging Corp., Sr Sub Nt, 8.5%, 8/15/11	500	511,250	0.4
Graphic Packaging Corp., Sr Sub Nt, 9.5%, 8/15/13[6]	572	584,870	0.5
Norske Skog, Sr Nt, 8.625%, 6/15/11	1,000	982,500	0.8
Plastipak Holdings, Inc., Sr Nt, 8.5%, 12/15/15[2]	200	202,000	0.2
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12	2,725	2,377,562	1.9
Stone Container, Sr Nt, 9.75%, 2/1/11	1,504	1,549,120	1.3
Smurfit-Stone Container, Sr Nt, 8.375%, 7/1/12	400	384,000	0.3
Tembec Industries, Sr Unsec’d Nt, 8.625%, 6/30/09[6]	320	177,600	0.2

Description	Par (000)	Value	Percent of Net Assets*

FOREST PRODUCTS & CONTAINERS — (continued)
Tembec Industries, Sr Nt, 7.75%, 3/15/12	$680	$343,400	0.3%

		16,506,802	13.5
GAMING & LEISURE — 5.3%
Inn of the Mountain Gods, Sr Nt, 12%, 11/15/10	1,587	1,662,383	1.4
Venetian Macau Term Loan B, Bank Debt, 8.12%, 4/6/13	1,333	1,336,667	1.1
Majestic Star Casino, Co Guar, 9.5%, 10/15/10	500	511,250	0.4
Pokagon Gaming Authority, Sr Nt, 10.375%, 6/15/14[2]	250	266,562	0.2
Six Flags Entertainment Corp., Sr Nt, 8.875%, 2/1/10[6]	250	239,375	0.2
Six Flags Entertainment Corp., Sr Nt, 9.75%, 4/15/13[6]	250	225,000	0.2
Six Flags Entertainment Corp., Sr Nt, 9.625%, 6/1/14	1,250	1,112,500	0.9
Trump Entertainment, Sec’d Nt, 8.5%, 6/1/15	1,000	956,250	0.8
Wynn Las Vegas LLC, 1st Mtg, 6.625%, 12/1/14	125	121,250	0.1

		6,431,237	5.3
HEALTH CARE — 8.5%
Fresenius Medical, Co Guar, 7.875%, 6/15/11	500	513,125	0.4
Medical Services, FRN, Co Guar, 13.007%, 10/15/11	2,150	2,053,250	1.7
Multiplan, Inc., Sr Nt, 10.375%, 4/15/16[2]	1,250	1,256,250	1.0
National Mentor, Inc., Sr Sub Nt, 11.25%, 7/1/14[2]	500	520,000	0.4
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	333	362,138	0.3
Team Health, Inc., Sr Sub Nt, 11.25%, 12/1/13	1,934	1,982,350	1.6
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15	250	240,625	0.2
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14	1,500	1,494,375	1.2
US Oncology Inc, Co Guar, 10.75%, 8/15/14	575	629,625	0.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2006 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE — (continued)
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14	$1,500	$1,455,000	1.2%

		10,506,738	8.5
HOUSING — 2.6%
Beazer Homes USA, Sr Nt, 8.125%, 6/15/16	1,500	1,458,750	1.2
K, Hovnanian Enterprises, Sr Nt, 8.625%, 1/15/17	275	272,938	0.2
Interface, Inc., Sr Nt, 10.375%, 2/1/10	500	545,000	0.4
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14	535	551,050	0.5
Interline Brands, Inc., Sr Sub Nt, 8.125%, 6/15/14	350	354,375	0.3

		3,182,113	2.6
INFORMATION TECHNOLOGY — 9.6%
Advanced Micro Devices, Sr Nt, 7.75%, 11/1/12	410	416,150	0.3
Amkor Technology, Inc., Sr Nt, 9.25%, 6/1/16	1,150	1,078,125	0.9
IKON Office Solutions, Sr Nt, 7.75%, 9/15/15	500	513,750	0.4
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11[2]	900	886,500	0.7
Magnachip Semiconductor, FRN, Sec’d Nt, 8.64%, 12/15/11	1,000	845,000	0.7
Magnachip Semiconductor, Sec’d Nt, 6.875%, 12/15/11	1,000	800,000	0.7
Magnachip Semiconductor, Sr Sub Nt, 8%, 12/15/14	500	303,750	0.2
Sanmina-SCI Corp., Sr Sub Nt, 8.125%, 3/1/16[6]	900	882,000	0.7
Smart Modular Tech, FRN, Sr Nt, 11.008%, 4/1/12	423	448,380	0.4
Spansion LLC, Sr Nt, 11.25%, 1/15/16[2]	1,000	1,047,500	0.9
Stratus Technologies, Inc., 2nd Lien Bank Debt, 14.33%, 3/28/12	1,000	940,000	0.8
Sungard Data Systems, Inc., Sr Unsec’d Nt, 9.125%, 8/15/13	500	517,500	0.4
UGS Capital Corp., FRN, Sr Nt, 10.38%, 6/1/11[2]	1,000	1,015,000	0.8
Unisys Corp., Sr Nt, 8%, 10/15/12	1,750	1,636,250	1.3
Unisys Corp., Sr Nt, 8.5%, 10/15/15[6]	500	466,250	0.4

		11,796,155	9.6

Description	Par (000)	Value	Percent of Net Assets*

MANUFACTURING — 5.6%
Case New Holland, Inc., Sr Nt, 9.25%, 8/1/11	$500	$530,000	0.4%
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13[1,4,6]	1,250	950,000	0.8
Eagle-Picher Industries, Inc., 1st Lien Bank Debt, 9.9%, 12/30/10	748	748,125	0.6
Eagle-Picher Industries, Inc., 2nd Lien Bank Debt, 13.937%, 12/30/11	750	772,500	0.6
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11	2,000	1,900,000	1.6
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12	2,035	1,953,600	1.6

		6,854,225	5.6
MEDIA & TELECOM: BROADCASTING — 2.7%
Fisher Communications, Inc., Sr Nt, 8.625%, 9/15/14	500	518,750	0.4
LBI Media, Inc., Sr Disc Nt, 11%, 10/15/13[7]	625	528,125	0.5
Lin Television Corp., Sr Sub Nt, 6.5%, 5/15/13	500	466,250	0.4
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 11.67%, 4/1/13[7]	750	626,250	0.5
Nexstar Finance, Inc., Sr Sub Nt, 7%, 1/15/14	725	659,750	0.5
Sinclair Broadcasting, Co Guar, 8%, 3/15/12	500	506,875	0.4

		3,306,000	2.7
MEDIA & TELECOM: CABLE — 10.1%
Adelphia Communications Corp., Sr Nt, 9.375%, 11/15/09[1,4,6]	1,000	637,500	0.5
Adelphia Communications Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	463,125	0.4
Adelphia Communications Corp., Sr Nt, 6%, 2/15/06[1,4]	125	125	0.0
CCH I Holdings LLC, Co Guar, 11.125%, 1/15/14	500	351,250	0.3
CCH I LLC, Sec’d Nt, 11%, 10/1/15	2,305	2,097,550	1.7
Charter Communications Hldgs II, Sr Nt, 10.25%, 9/15/10	250	255,000	0.2
Century Communications, Sr Nt, 9.5%, 3/1/05[1,4,6]	625	700,000	0.6
Insight Communications, Inc., Sr Disc Nt, 12.21%, 2/15/11[7]	1,000	1,060,000	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2006 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: CABLE — (continued)
Insight Midwest, Sr Nt, 10.5%, 11/1/10	$550	$569,250	0.5%
Intelsat Bermuda Ltd., Sr Nt, 9.25%, 6/15/16[2]	500	525,625	0.4
Intelsat Bermuda Ltd., Sr Nt, 11.25%, 6/15/16[2]	250	265,625	0.2
Intelsat Bermuda Ltd., Sr Nt, 8.25%, 1/15/13	500	506,250	0.4
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/13	2,000	2,045,000	1.7
NTL Cable PLC, Sr Nt, 9.125%, 8/15/16	1,000	1,032,500	0.8
Panamsat Corp., Sr Nt, 9%, 8/15/14	649	670,092	0.5
Quebecor Media, Sr Nt, 7.75%, 3/15/16	750	750,937	0.6
Videotron Ltee, Sr Unsec’d Nt, 6.375%, 12/15/15	500	473,750	0.4

		12,403,579	10.1
MEDIA & TELECOM: FIXED COMMUNICATIONS — 4.1%
Level 3 Communications, Co Guar, 10.75%, 10/15/11	500	523,125	0.4
McLeod USA, Inc., Sec’d Nt, 10.5%, 10/1/11[2]	500	503,750	0.4
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08	373	372,068	0.3
Qwest Communications, Co Guar, 7.5%, 2/15/14	200	200,500	0.2
Qwest Communications, Sr Nt, 7.875%, 9/1/11	100	105,000	0.1
Qwest Communications, Sr Nt, 7.625%, 6/15/15	1,950	2,023,125	1.6
Time Warner Communications, Sr Nt, 9.25%, 2/15/14	1,250	1,315,625	1.1

		5,043,193	4.1
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 1.7%
Dobson Cellular Systems, Sec’d, 9.875%, 11/1/12	950	1,018,875	0.8
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12	350	392,875	0.3
Rogers Wireless, Inc., Sec’d Nt, 6.375%, 3/1/14	250	249,063	0.2
Rural Cellular, Sr Nt, 9.875%, 2/1/10	500	521,250	0.4

		2,182,063	1.7
MEDIA & TELECOM: DIVERSIFIED — 8.5%
Barrington Broadcasting, Sr Sub Nt, 10.5%, 8/15/14[2]	700	682,500	0.6

Description	Par (000)	Value	Percent of Net Assets*

MEDIA & TELECOM: DIVERSIFIED — (continued)
DX III Holdings Corp., 1st Lien Term Loan, 9.117%, 1/27/11	$461	$464,493	0.4%
HRP Myrtle Beach, FRN, Sec’d Nt, 9.818%, 4/1/12[2]	1,000	997,500	0.8
IMAX Corp., Sr Nt, 9.625%, 12/1/10[6]	1,984	1,889,760	1.5
Lamar Media Corp., Sr Sub Nt, 6.625%, 8/15/18[2]	750	719,062	0.6
Lamar Media Corp., Sr Sub Nt, 7.25%, 1/1/13	500	503,125	0.4
London Arena & Waterfront Finance LLC, Bank Debt, 8.89%, 3/9/12	498	499,988	0.4
Cenveo Corp., Sr Sub Nt, 7.875%, 12/1/13	1,000	947,500	0.8
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,930	1,852,800	1.5
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	375	366,562	0.3
Quebecor World Capital Corp., Sr Nt, 6.125%, 11/15/13	850	722,500	0.6
Quebecor World Capital Corp., Sr Nt, 8.75%, 3/15/16[2]	250	240,625	0.2
RH Donnelley, Inc., Sr Disc Nt, 6.875%, 1/15/13	250	228,125	0.2
RH Donnelley, Inc., Sr Nt, 8.875%, 1/15/16	250	250,625	0.2

		10,365,165	8.5
METALS & MINERALS — 2.6%
AK Steel Corp., Co Guar, 7.875%, 2/15/09[6]	1,005	1,001,231	0.8
AK Steel Corp., Co Guar, 7.75%, 6/15/12	300	292,125	0.3
Trimas Corp., Co Guar, 9.875%, 6/15/12	2,025	1,873,125	1.5

		3,166,481	2.6
RETAIL — 2.1%
Brown Shoe Company, Inc., Sr Unsec’d Nt, 8.375%, 5/1/12	750	783,750	0.6
GSC Holdings Corp., FRN, Co Guar, 9.383%, 10/1/11	550	572,000	0.5
Linens ‘N Things, Inc., FRN, Sec’d Nt, 11.132%, 1/15/14	1,250	1,206,250	1.0

		2,562,000	2.1

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2006 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SERVICES — 7.2%
Allied Waste NA, Co Guar, 9.25%, 9/1/12	$1,824	$1,944,840	1.6%
Knowledge Learning Center, Sr Sub Nt, 7.75%, 2/1/15[2]	1,750	1,636,250	1.3
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15	500	510,000	0.4
NES Rentals Term Loan B, Bank Debt, 12.125%, 7/20/13	1,500	1,507,500	1.2
Penhall International, Sec’d Nt, 12%, 8/1/14[2]	250	261,875	0.2
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,309,622	1.1
Stewart Enterprises, Sr Nt, 7.75%, 2/15/13	1,834	1,696,450	1.4

		8,866,537	7.2
TRANSPORTATION — 11.9%
American Commercial Lines, Sr Nt, 9.50%, 2/15/15	475	517,750	0.4
Avis Budget Car Rental, Sr Nt, 7.625%, 5/15/14[2]	100	97,000	0.1
Ford Motor Co., Nt, 7.45%, 7/15/31[6]	875	675,937	0.5
Ford Motor Credit Corp., Nt, 8.625%, 11/1/10	1,230	1,225,315	1.0
General Motors Acceptance Corp., Nt, 7.75%, 1/19/10	1,000	1,024,644	0.8
General Motors Acceptance Corp., Nt, 8%, 11/1/31	1,500	1,568,372	1.3
General Motors Acceptance Corp., Nt, 5.125%, 5/9/08	750	734,948	0.6
General Motors, Debentures, 8.1%, 6/15/24	1,150	954,500	0.8
General Motors, Debentures, 8.25%, 7/15/23	1,525	1,321,031	1.1
Goodyear Tire and Rubber, Sr Nt, 9%, 7/1/15	1,400	1,421,000	1.2
IdleAire Technologies Corp., Sr Disc Nt, 13.49%, 12/15/12[7]	1,415	912,675	0.7
Lear Corp. Term Loan, Bank Debt, 7.867%, 4/25/12	700	685,125	0.6
Lear Corp. Term Loan, Bank Debt, 7.904%, 4/25/12	300	293,625	0.2
Quality Distribution, Co Guar, 9%, 11/15/10	750	718,125	0.6

Description	Par (000)	Value	Percent of Net Assets*

TRANSPORTATION — (continued)
Quality Distribution, FRN, Co Guar, 10.007%, 1/15/12	$850	$862,750	0.7%
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,210,000	1.0
Ultrapetrol (Bahamas) Ltd., 1st Mtg, 9%, 11/24/14	450	414,000	0.3

		14,636,797	11.9
UTILITIES — 9.4%
Calpine Corp., Sr Nt, 8.5%, 5/1/08[1,4]	1,265	834,900	0.7
Calpine Corp., Sr Nt, 8.5%, 2/15/11[1,4]	985	487,575	0.4
Calpine Corp., Sec’d Nt, 9.9%, 7/15/07[1,2,4]	904	933,574	0.8
Calpine Corp., Sec’d Nt, 9.875%, 12/1/11[1,2,4]	250	251,250	0.2
Calpine Generating Co., 3rd FRN, Sec’d Nt, 14.12%, 4/1/11	2,200	2,348,500	1.9
Dynegy Holdings, Inc., Sr Unsec’d Nt, 8.375%, 5/1/16	500	508,750	0.4
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	533,750	0.4
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	1,250	1,251,562	1.0
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	500	485,000	0.4
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,000	915,000	0.8
NRG Energy, Inc., Term Loan B, 7.367%, 1/26/13	498	499,987	0.4
Northwest Pipeline Corp., Sr Nt, 7%, 6/15/16[2]	500	511,250	0.4
Reliant Energy, Inc., Sec’d Nt, 9.5%, 7/15/13	1,000	1,037,500	0.8
Reliant Energy, Inc., Sec’d Nt, 6.75%, 12/15/14	1,000	951,250	0.8
Southern Energy, Inc., Escrow, Sr Nt, 7.9%, 7/15/09	750	7,500	0.0

		11,557,348	9.4

Total Corporate Debt Securities
(amortized cost $173,558,587)		173,695,802	141.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2006 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.0%
PACKAGING — 0.0%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3,4,9]	$291	$0	0.0%

		0	0.0

Total Convertible Corporate Debt Securities
(amortized cost $290,529)		0	0.0

Total Debt Securities
(amortized cost $173,849,116)		173,695,802	141.6

	Shares/Par (000)
PREFERRED STOCKS — 5.2%
Glasstech, Inc., Series C, Pfd[1,3,9]	5	0	0.0
Oglebay Norton Company, Series A, Pfd, 14.8%[1]	189,370	5,965,155	4.9
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	296	328,560	0.3

Total Preferred Stocks
(cost $2,189,700)		6,293,715	5.2

COMMON STOCKS — 1.5%
Abovenet, Inc., Common Stock[1]	1,702	91,908	0.1
Avado Brands, Inc., Common Stock[1,9]	9,063	90,630	0.1
Bally Total Fitness Corp. Holding, Common Stock[1,6,8,9]	5,880	6,215	0.0
Glasstech, Inc., Class C, Common Stock[1,3,9]	5	0	0.0
Indesco International, Inc., Common Stock[1,3,9]	60,345	0	0.0
Lexington Coal Company, Common Stock[1]	25,311	15,186	0.0
Mattress Discounters, Common Stock[1,3,9]	8,329	8,329	0.0
Mirant Corp. Common Equity, Common Stock[1]	8,763	239,317	0.2
Oglebay Norton Company, Common Stock[1]	31,897	629,966	0.5
Simonds Industries, Inc., Common Stock[1,3,9]	8,236	280,024	0.2
Westpoint Stevens, Inc., Common Stock[1,3,9]	14,277	283,113	0.2

Description	Shares/Par (000)	Value	Percent of Net Assets*

Westpoint Stevens, Inc., Subscription Rights[1,3,9]	$12,745	$138,411	0.1%
Westpoint Stevens, Inc., Rights[1,3,9]	6,631	72,013	0.1
XO Holdings, Inc., Common Stock[1]	516	2,518	0.0

Total Common Stocks
(cost $9,645,135)		1,857,630	1.5

WARRANTS — 0.0%
Abovenet, Inc., Warrants, 8/9/08[1,3,9]	584	16,060	0.0
Abovenet, Inc., Warrants, 8/9/10[1,3,9]	687	16,144	0.0
XO Holdings, Inc., Series A Warrants[1]	1,034	931	0.0
XO Holdings, Inc., Series B Warrants[1]	775	465	0.0
XO Holdings, Inc., Series C Warrants[1]	775	295	0.0

Total Warrants
(cost $697,655)		33,895	0.0

Total Equity Investments
(cost $12,532,490)		8,185,240	6.7

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 13.6%
DLJ/Pershing Division — Repurchase Agreements 5.475%, dated 9/29/06, matures 10/2/06 repurchase price $11,622,6405a	11,617	11,617,340	9.5
Lehman Brothers, Inc. — Repurchase Agreements 5.525%, dated 9/29/06, matures 10/2/06 repurchase price $5,002,3025b	5,000	5,000,000	4.1

Total Investments of Cash Collateral for Securities Loaned
(cost $16,617,340)		16,617,340	13.6

TOTAL INVESTMENTS
(cost $202,998,946)		198,498,382	161.9

Payable Upon Return of Securities Loaned		(16,617,340)	(13.6)
Payable to Advisor		(882,684)	(0.7)
Payable to Administrator		(15,404)	0.0
Accounting Fees Payable		(3,137)	0.0
Custody Fees Payable		(3,526)	0.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (concluded)

September 30, 2006 (Unaudited)

Description	Value	Percent of Net Assets*

Unrealized Appreciation on Swap Agreements	$428,270	0.4%
Unrealized Depreciation on Swap Agreements	(84,223)	(0.1)
Other Assets in Excess of Other Liabilities	7,289,447	5.9
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.	(66,000,000)	(53.8)

Net Assets Applicable to Common Stockholders	$122,609,785	100.0

Net Asset Value Per Common Share ($122,609,785/12,935,081)	$9.48

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $18,901,480.
[3]	Board valued security. These securities amounted to $814,095.
[4]	Security in default.
5a	Fully collateralized by non-investment grade corporate bonds with a fair market value of $11,733,573.
5b	Fully collateralized by non-investment grade corporates with a fair market value of $5,253,330.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $16,149,751.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security. These securities amounted to $1,281,215.
[9]	Security deemed to be illiquid.
FRN	Floating Rate Note. Rate shown is rate in effect at September 30, 2006.

Item 2.	Controls and Procedures.

(a) The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the Fund’s internal controls over financial reporting.

Item 3.	Exhibits.

(a) Certifications of President and Treasurer as required by Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

/s/ Gary J. Madich	November 29, 2006
Gary J. Madich	Date
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Gary J. Madich	November 29, 2006
Gary J. Madich	Date
President

/s/ Arthur A. Jensen	November 29, 2006
Arthur A. Jensen	Date
Treasurer